Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Contingencies and Commitments
Commitments accounted for in off-balance sheet accounts

	2017	2018
	MCh$	MCh$

Off-balance-sheet accounts
Foreign office guarantees and standby letters of credit	285,035	341,676
Confirmed foreign letters of credit	64,970	56,764
Issued foreign letters of credit	94,313	388,396
Performance guarantees	2,220,828	2,232,682
Undrawn credit lines	7,240,406	7,769,325
Other commitments	60,609	46,561

Transactions on behalf of third parties
Collections	168,353	160,367
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	7,121	27,334
Other assets managed on behalf of third parties	—	—
Financial assets acquired on its own behalf	133,794	103,319

Fiduciary activities
Securities held in safe custody in the Bank	5,738,873	6,930,293
Securities held in safe custody in other entities	14,990,439	13,783,748
Total	31,004,741	31,840,465

Summary of expiration of financial guarantees

	2017
		Due after 1	Due after 3
		year but	years but
	Due within 1	within 3	within 5	Due after 5
	year	years	years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Performance guarantees	1,608,314	523,597	80,623	8,294	2,220,828
Foreign office guarantees and standby letters of credit	218,532	66,006	280	217	285,035
Total	1,826,846	589,603	80,903	8,511	2,505,863

	2018
		Due after 1	Due after 3
		year but	years but
	Due within 1	within 3	within 5	Due after 5
	year	years	years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Performance guarantees	1,537,447	574,650	96,841	23,744	2,232,682
Foreign office guarantees and standby letters of credit	318,917	18,704	3,708	347	341,676
Total	1,856,364	593,354	100,549	24,091	2,574,358

Summary of estimated date of completion of respective litigation

	As of December 31, 2018
	2019	2020	2021	2022	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	24	180	—	—	204

(*)The trial in which the National Consumer Service brought a collective action against Banco de Chile ended by virtue of a conciliation agreement entered into between the parties on June 14, 2018, which was approved by the court by an executed resolution.

Summary of guarantees given in relation to subsidiary's business activities

	2017	2018
	MCh$	MCh$
Guarantees:
Shares to secure short-sale transactions in:
Securities Exchange of the Santiago Stock Exchange	20,249	59,074
Securities Exchange of the Electronic Stock Exchange of Chile	29,926	17,223
Fixed income securities to ensure system CCLV, Santiago Securities Exchange, Stock Exchange	3,995	5,976
Shares delivered to ensure equity loan, Chilean Electronic Stock Exchange, Stock Exchange	3,864	—
Total	58,034	82,273

Summary of insurance policies contracted

Matter insured	Amount Insured (UF)
Responsibility for errors and omissions policy	60,000
Civil responsibility policy	500